FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information
Balance Sheets

	December 31,
(Dollars in thousands)	2020	2019
Assets
Cash	$172,902	$55,869
Investment securities	1,388	1,116
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,346,009	2,272,991
Non-banks	9,559	8,260
Total investment in subsidiaries	2,355,568	2,281,251
Premises and equipment	1,328	1,344
Other assets	68,812	77,572
Total assets	$2,607,498	$2,424,652

Liabilities
Subordinated notes	$320,615	$171,983
Dividends payable	674	849
Other liabilities	4,139	4,115
Total liabilities	325,428	176,947
Shareholders’ equity	2,282,070	2,247,705
Total liabilities and shareholders’ equity	$2,607,498	$2,424,652
Statements of Income and Comprehensive Income

	Years Ended December 31,
(Dollars in thousands)	2020	2019	2018
Income
Interest income	$27	$30	$23
Noninterest income	272	191	0
Dividends from subsidiaries	81,725	196,800	107,340
Total income	82,024	197,021	107,363

Expenses
Interest expense	14,172	9,552	8,798
Salaries and employee benefits	8,004	8,169	6,413
Professional services	1,160	1,040	5,130
Other	5,163	6,599	5,648
Total expenses	28,499	25,360	25,989
Income before income taxes and equity in undistributed net earnings of subsidiaries	53,525	171,661	81,374
Income tax expense (benefit)	(6,145)	(5,975)	(6,687)
Equity in undistributed earnings (loss) of subsidiaries	96,140	20,439	84,534
Net income	$155,810	$198,075	$172,595

Comprehensive income	$191,151	$254,900	$153,670

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2020	2019	2018
Operating activities
Net income	$155,810	$198,075	$172,595
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(96,140)	(20,439)	(84,534)
Depreciation and amortization	712	584	194
Stock-based compensation expense	7,678	7,969	6,219
Deferred income taxes	(158)	1,255	739
(Decrease) increase in dividends payable	(175)	384	(10,500)
(Decrease) increase in other liabilities	(22)	(244)	9,979
Decrease (increase) in other assets	8,635	(7,187)	16,346
Net cash provided by (used in) operating activities	76,340	180,397	111,038

Investing activities
Capital contributions to subsidiaries	0	0	(3,000)
Net cash acquired (paid) in business combinations	0	(53,660)	11,353
Proceeds from sales and maturities of investment securities	0	264	0
Purchases of investment securities	0	(500)	0
Net cash (used in) provided by investing activities	0	(53,896)	8,353

Financing activities
(Decrease) increase in short-term borrowings	0	0	(8,333)
Proceeds from long-term borrowings	150,000	0	0
Cash dividends paid on common stock	(89,691)	(89,097)	(79,655)
Purchases of common stock	(16,686)	(66,218)	0
Proceeds from exercise of stock options, net of shares purchased	72	90	284
Other	(3,002)	(2,285)	(2,528)
Net cash provided by (used in) financing activities	40,693	(157,510)	(90,232)
Net increase (decrease) in cash	117,033	(31,009)	29,159
Cash at beginning of year	55,869	86,878	57,719
Cash at end of year	$172,902	$55,869	$86,878